Equity (Details) - Schedule of Non-Controlling Interests - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Non-Controlling Interests [Line Items]
Balance at beginning		$ 1,410,630
Profit for the year		389,318	$ 11,606
Disposal of subsidiaries		569,360
Acquisition of non-controlling interests		(2,369,308)
Balance at ending			1,410,630
Taikexi [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance at beginning		(530,764)
Profit for the year
Disposal of subsidiaries		530,764
Acquisition of non-controlling interests
Balance at ending			(530,764)
Shenzhen Guanpeng [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance at beginning		(49,055)
Profit for the year
Disposal of subsidiaries		49,055
Acquisition of non-controlling interests
Balance at ending			(49,055)
Hangzhou Xuzhihang [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance at beginning		10,459
Profit for the year
Disposal of subsidiaries		(10,459)
Acquisition of non-controlling interests
Balance at ending			10,459
Metalpha [Member]
Schedule of Non-Controlling Interests [Line Items]
Balance at beginning		1,979,990
Profit for the year		389,318
Disposal of subsidiaries
Acquisition of non-controlling interests		(2,369,308)
Balance at ending			$ 1,979,990